Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current Assets
Cash	$ 2,473,197	$ 3,012,908	$ 4,170,897
Prepaid expenses and other current assets	161,337	116,508	66,749
Inventories, net (Note 3)	2,019,481	1,709,135	185,804
Current Assets	4,654,015	4,838,551	4,423,450
Fixed Assets, net of accumulated depreciation (Notes 4 and 5)	6,233,595	6,822,142	7,004,890
Other Assets (Notes 6 and 7)	366,288	128,575	411,316
TOTAL ASSETS	11,253,898	11,789,268	11,839,656
Current Liabilities
Accounts payable	945,625	794,107	543,226
Accrued and other current liabilities (Notes 13 and 15)	279,326	476,090	311,458
Notes Payable (Note 7)	2,334,142
Warrant liability (Notes 8 and 10)	1,027,102	2,422,785	1,151,838
Total Current Liabilities	4,586,195	3,692,982	2,006,522
Deferred Tax Liability	162,000	162,000	192,000
Total Liabilities	4,748,195	3,854,982	2,198,522
Commitments and Contingencies (Note 15)
Subsequent Events (Note 16)
Stockholders’ Equity:
Preferred stock, $.0001 par value; 1,000,000 shares authorized; 0 shares issued and outstanding (2023: 1)
Common stock, $.0001 par value; 500,000,000, shares authorized; (100,000,000 in 2023), 1,694,110 shares issued and outstanding (2023: 694,294)	170	69
Common stock, $.0001 par value; 100,000,000, shares authorized; 15,274,457 shares issued and outstanding and (2022: 9,407,415)		1,528	941
Additional paid-in capital	35,941,738	32,491,409
Accumulated other comprehensive income	482,572	591,812	214,253
Accumulated deficit	(29,918,777)	(25,149,004)	(15,307,366)
Total Stockholders’ Equity	6,505,703	7,934,286	9,641,134
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$ 11,253,898	11,789,268	11,839,656
Reverse Stock Split [Member]
Stockholders’ Equity:
Additional paid-in capital		32,489,950	$ 24,733,306
Total Stockholders’ Equity		$ 7,934,286